Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 50,760	$ 50,569
Receivables, net of allowance for bad debts of $2.3 million (2022: $2.2 million)	50,793	79,843
Prepaid expenses and other assets	5,062	4,521
Advances and deposits	1,802	2,160
Inventories	14,895	15,718
Current portion of derivative assets	0	4,927
Total current assets	123,312	157,738
Non-current assets
Investments and other assets, net	11,574	11,219
Vessels and vessel equipment, net	522,655	531,378
Deferred drydock expenditures, net	8,290	4,716
Advances for ballast water treatment and scrubber systems	11,195	5,530
Deferred finance fees, net	3,054	2,717
Operating lease, right-of-use asset	6,320	10,561
Total non-current assets	563,088	566,121
TOTAL ASSETS	686,400	723,859
Current liabilities
Accounts payable	7,258	8,814
Accrued expenses and other liabilities	19,175	20,890
Deferred revenue	1,611	1,220
Accrued interest on debt and finance leases	562	863
Current portion of long-term debt	6,434	12,927
Current portion of finance lease obligations	1,986	1,857
Current portion of operating lease obligations	5,554	6,358
Total current liabilities	42,580	52,929
Non-current liabilities
Non-current portion of long-term debt	46,043	115,869
Non-current portion of finance lease obligations	42,141	43,643
Non-current portion of operating lease obligations	544	3,969
Other non-current liabilities	1,007	1,007
Total non-current liabilities	89,735	164,488
TOTAL LIABILITIES	132,315	217,417
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	433	426
Additional paid in capital	470,400	468,006
Accumulated other comprehensive income	0	1,468
Treasury stock	(15,636)	(15,636)
Retained earnings	61,845	15,135
Total stockholders' equity	517,042	469,399
Total redeemable preferred stock and stockholders' equity	554,085	506,442
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 686,400	$ 723,859